UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04060

Cash Accumulation Trust

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 9/30/2008

Date of reporting period: 9/30/2008

Item 1 – Reports to Stockholders –

ANNUAL REPORT

SEPTEMBER 30, 2008

CASH ACCUMULATION TRUST/ LIQUID ASSETS FUND

FUND TYPE

Money market

OBJECTIVE

Current income to the extent consistent with preservation of capital and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

November 14, 2008

Dear Shareholder:

We hope you find the annual report for the Liquid Assets Fund informative and useful. As a Liquid Assets Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

Instead, we believe it is better to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two potential advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds covering all the basic asset classes and that reflects your personal investor profile and tolerance for risk.

Thank you for choosing this Fund.

Sincerely,

Judy A. Rice, President

Cash Accumulation Trust/Liquid Assets Fund

Cash Accumulation Trust/Liquid Assets Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Liquid Assets Fund is current income to the extent consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Fund Facts as of 9/30/08
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
Liquid Assets Fund	2.53%	$1.00	26 Days	$2,452.9
iMoneyNet, Inc. Prime Retail Universe Average*	1.89%	N/A	44 Days	N/A

*iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Retail Universe Average category as of September 30, 2008, the closest date before the end of the Fund’s current reporting period.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Not withstanding the preceding statements, the Fund is participating in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the Program). The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire on December 18, 2008. For more information about the scope and limitations of the Program, please see the Fund’s most recent prospectus as well as the section entitled “Strategy and Performance Overview” herein.

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Money Market Fund Yield Comparison

Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the past performance data quoted. The investment return and principal value will fluctuate, and shares, when sold, may be worth more or less than the original cost. For the most recent month-end performance update, call (800) 225-1852.

Cash Accumulation Trust/Liquid Assets Fund	3

Your Fund’s Performance (continued)

Past performance does not guarantee future results. The graphs portray weekly 7-day current yields and weekly WAMs, respectively, for the Cash Accumulation Trust/Liquid Assets Fund and the iMoneyNet, Inc. Prime Retail Universe Average every Tuesday from September 25, 2007 to September 30, 2008, the closest dates before the beginning and end of the Fund’s current reporting period. The data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund Facts table as of September 30, 2008.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Not withstanding the preceding statements, the Fund is participating in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the Program). The Program generally does not guarantee any new investments in the Fund made after September 19, 2008, and is scheduled to expire on December 18, 2008. For more information about the scope and limitations of the Program, please see the Fund’s most recent prospectus as well as the section entitled “Strategy and Performance Overview” herein.

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Strategy and Performance Overview

How did the Fund perform?

The Fund provided a competitive yield compared to the average comparable portfolio as measured by the iMoneyNet, Inc. Prime Retail Universe Average during the 12-month reporting period ended September 30, 2008. The Fund’s net asset value remained at $1.00 per share throughout the reporting period.

How is the Fund managed?

Prudential Fixed Income Management employs a team-based approach to manage the Fund. Research plays a key role in this process. Senior investment professionals develop a quarterly market outlook that provides an overall view on the economy, interest rates, risk levels in the major bond markets, and the yield curve. (The latter is a single-line graph that depicts the relationship between yields of similarly rated debt securities from the shortest to the longest maturities.) This outlook helps set broad investment strategies for the Fund. In selecting investments for the Fund, portfolio managers work closely with a team of credit research analysts to carefully choose money market securities of companies that meet our rigorous credit criteria.

What were conditions like in the credit markets?

The investment environment was marked by severe stress in financial systems around the world, increasing aversion to risky investments, and sharply declining interest rates in the United States. Yet market conditions were less challenging early in the reporting period. The Federal Reserve (the Fed) in October 2007 reduced the target for the federal funds rate on overnight loans between banks from 4.75% to 4.50%. In a statement, it said the rate cut, along with one in the previous month, should help promote moderate economic growth and help forestall some of the adverse effects on the broader economy that might arise from disruptions in financial markets. Disruptions occurred as commercial banks and Wall Street investment banks had begun to take multibillion-dollar write-downs on debt securities linked to subprime mortgages in the United States. With the bursting of the nation’s housing bubble, delinquencies and foreclosures had climbed sharply on these risky home loans.

It soon became apparent the magnitude of the financial crisis required more aggressive and inventive measures to ease stress in the credit markets. Fed policymakers unveiled innovative steps aimed at boosting liquidity in the financial markets. The Fed helped facilitate the acquisition of Bear Stearns Cos. by J.P. Morgan Chase and Co. at a deep discount as the former lost access to funding. Soon thereafter, it allowed Wall Street investment banks to borrow from its discount window on much the same terms as commercial banks. The Fed also repeatedly cut short-term rates, lowering its target for the federal funds rate a total of 2.5 percentage points to 2.00% by April 2008.

Cash Accumulation Trust/Liquid Assets Fund	5

Strategy and Performance Overview (continued)

Despite such efforts, the investment environment continued to deteriorate, with the most significant developments occurring in September 2008. For example, the federal government pledged support to Fannie Mae and Freddie Mac, two government-sponsored enterprises that own or guarantee more than one trillion dollars of mortgages in the United States. Lehman Brothers Holdings Inc., one of Wall Street’s most prestigious investment banks, filed for bankruptcy protection, further roiling the debt markets.

How did the Fund invest during the reporting period?

Prudential Fixed Income Management increasingly employed a very conservative investment strategy. It focused on maintaining a high level of liquidity in the Fund primarily by selecting federal agency securities and high-quality money market securities of corporations and banks, most of which matured in three months or less. As the financial crisis deepened in September 2008, the Fund primarily invested in repurchase agreements that matured overnight.

As a result of this emphasis, the Fund’s weighted average maturity (WAM) was positioned significantly shorter than that of the average comparable portfolio for much of its reporting period. (WAM measures a portfolio’s sensitivity to changes in the level of interest rates. It considers the maturity and quantity of each security held in a portfolio.) At the end of its fiscal year, the Fund still had a diversified portfolio of high-quality money market securities and is well positioned to ride out the currently unstable financial environment.

Does the Fund participate in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds?

Yes, the Fund is a participant in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the Program). The Program provides a guarantee to the Fund’s shareholders based on the number of shares invested in the Fund at the close of business on September 19, 2008. Any increase in the number of shares an investor holds after the close of business on September 19, 2008 will not be guaranteed.

If a customer closes his/her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed. The program does not guarantee money market fund shares purchased in new accounts after that date. If the number of shares held in an account fluctuates over the period, investors will be covered for the lesser of the current amount of shares held or the number of shares held as of the close of business on September 19, 2008. The program expires on December 18, 2008, unless extended by the U.S. Treasury Department. For more information about the scope and limitations of the Program, please see the Fund’s most recent prospectus.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2008, at the beginning of the period, and held through the six-month period ended September 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual

Cash Accumulation Trust/Liquid Assets Fund	7

Fees and Expenses (continued)

expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Cash Accumulation Trust/Liquid Assets Fund		Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,013.50	0.05%	$0.25
	Hypothetical	$1,000.00	$1,024.75	0.05%	$0.25

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2008, and divided by the 366 days in the Fund’s fiscal year ended September 30, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of September 30, 2008

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 16.7%
$60,000	Banco Bilbao Vizcaya Argentina SA 2.795%, 12/4/08	$60,000,438
25,000	Bank of America NA 2.75%, 10/8/08	24,994,541
90,000	BNP Paribas 2.81%, 12/1/08	89,999,999
27,000	Branch Banking & Trust Co. 2.71%, 11/17/08	27,000,000
33,000	Chase Bank USA NA 2.58%, 11/3/08	33,000,000
20,000	Rabobank Nederland NV (NY Branch) 2.72%, 11/24/08	20,000,000
	Royal Bank of Scotland/New York
48,553	2.68%, 10/2/08	48,548,415
21,086	2.81%, 11/28/08	21,086,000
	Skandinaviska Enskilda Banken AB
35,000	2.80%, 11/17/08	35,000,000
25,000	2.82%, 11/24/08	24,999,959
25,000	US Bank NA 2.72%, 11/3/08	25,000,000

		409,629,352

Commercial Paper 41.4%
50,000	Australia & New Zealand Bank Group Ltd., 144A 3.2137%, 10/2/09(a)	50,000,000
29,993	Automatic Data Processing, Inc., 144A 2.00%, 10/1/08(b)	29,993,000
	Bank of America Corp.
29,268	2.60%, 10/16/08(b)	29,236,293
3,200	2.765%, 12/12/08(b)	3,182,304
60,000	Bank of Ireland 3.315%, 9/4/09(a)	60,000,000
36,944	CBA (Delaware) Finance, 144A 5.75%, 10/17/08(b)	36,849,588
	Citigroup Funding, Inc.
10,000	2.87%, 10/9/08(b)	9,993,622
60,000	2.87%, 11/24/08(b)	59,741,700
45,000	2.91%, 12/9/08(b)	44,749,013
	Danske Corp., 144A
30,000	2.72%, 10/10/08(b)	29,979,600
50,000	2.72%, 11/21/08(b)	49,807,333

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	9

Portfolio of Investments

as of September 30, 2008 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
$120,000	Edison Asset Securitization LLC, 144A 3.00%, 10/24/08(b)	$119,769,999
	General Electric Capital Corp.
10,000	2.61%, 11/12/08(b)	9,969,550
40,000	2.64%, 12/16/08(b)	39,777,067
	JPMorgan Chase & Co.
40,000	2.63%, 10/9/08(b)	39,976,622
28,000	2.76%, 12/9/08(b)	27,851,880
15,000	2.75%, 12/10/08(b)	14,919,792
15,000	KBC Financial Products International, 144A 2.75%, 10/2/08(b)	14,998,854
40,000	Long Lane Master Trust IV, 144A 4.20%, 10/6/08(b)	39,976,667
37,000	Morgan Stanley, MTN 2.65%, 10/14/08(b)	36,964,593
50,000	Nokia Corp., 144A 3.50%, 11/4/08(b)	49,834,722
	Old Line Funding LLC, 144A
27,896	6.00%, 10/1/08(b)	27,896,000
40,000	3.85%, 10/14/08(b)	39,944,389
50,000	4.15%, 10/24/08(b)	49,867,431
8,188	PNC Funding Corp. 2.66%, 10/22/08(b)	8,175,295
	Prudential PLC
31,000	2.70%, 10/10/08, 144A(b)	30,979,075
2,000	2.78%, 10/24/08(b)	1,996,448
25,000	Rabobank USA Financial Corp. 2.64%, 10/10/08(b)	24,983,500
7,000	Reckitt Benckiser TSY, 144A 2.71%, 10/14/08(b)	6,993,150
27,000	State Street Corp. 2.72%, 10/22/08(b)	26,957,160

		1,015,364,647

Loan Participations 7.3%
50,000	Cargill, Inc. 3.90%, 10/27/08(c)	50,000,000
130,000	Caterpillar, Inc. 4.00%, 10/7/08	130,000,000

		180,000,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 14.9%
$25,000	Bank of America NA 2.9981%, 8/6/09(a)	$25,000,000
32,000	General Electric Capital Corp., MTN 3.4288%, 10/24/08(a)	31,999,016
25,000	General Electric Co. 2.8544%, 12/9/08(a)	24,999,864
7,000	Goldman Sachs Group (The), MTN 3.2938%, 12/22/08(a)	6,993,171
5,000	HSBC Finance Corp. 2.5069%, 11/6/08(a)	4,996,503
9,000	Metropolitan life Insurance Co. of Connecticut 3.2394%, 7/7/09(a)(c)(d) (cost $9,000,000; date purchased 7/7/08)	9,000,000
23,000	Morgan Stanley Dean Witter & Co., MTN 2.6356%, 10/31/08(a)	23,000,095
2,100	Nordea Bank Finland NY 2.4481%, 12/1/08(a)	2,098,482
45,000	Nordea Bank AB EXLS, MTN, 144A 3.1488%, 9/24/09(a)	45,000,000
	US Bank NA
50,000	2.50%, 10/14/08	50,000,000
21,600	2.4306%, 12/1/08(a)	21,593,745
20,000	Wells Fargo & Co., MTN 3.38%, 9/23/09(a)	20,012,301
	Wells Fargo Bank NA
80,000	2.64%, 10/27/08	79,999,999
20,000	2.64%, 10/28/08	20,000,000

		364,693,176

U.S. Government Agencies 17.4%
	Federal Home Loan Bank
25,000	2.397%, 2/17/09(a)	25,000,000
35,000	1.71%, 2/19/09(a)	35,000,000
64,000	1.785%, 2/27/09(a)	64,000,000
34,000	1.82%, 3/27/09(a)	34,000,000
30,000	1.74%, 4/1/09, MTN(a)	30,000,000
100,000	2.615%, 7/10/09(a)	100,000,001
40,000	Federal Home Loan Mortgage Corp. 2.403%, 10/6/08(e)	39,986,944

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	11

Portfolio of Investments

as of September 30, 2008 continued

Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agencies (cont’d.)
$100,000	Federal National Mortgage Association 2.441%, 11/10/08(e)	$99,726,111

		427,713,056

Repurchase Agreements(f) 13.8%
185,768	Barclays Capital, Inc. 2.00% dated 9/30/08, due 10/1/08 in the amount of $185,778,320 (cost $185,768,000; the value of collateral including accrued interest was $189,483,360)	185,768,000
51,746	Deutsche Bank Securities 2.25%, dated 9/30/08, due 10/1/08 in the amount of $51,749,234 (cost $51,746,000; the value of collateral including accrued interest was $52,781,854)	51,746,000
100,000	Greenwich Capital Markets, Inc. 1.25%, dated 9/30/08, due 10/1/08 in the amount of $100,003,472 (cost $100,000,000; the value of collateral including accrued interest was $102,003,966)	100,000,000

		337,514,000

	Total Investments 111.5% (amortized cost $2,734,914,231)(g)	2,734,914,231
	Liabilities in excess of other assets (11.5%)	(281,974,686)

	Net Assets 100.0%	$2,452,939,545

The following annotations have been used in the Portfolio:

MTN—Medium Term Note.

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Private placement, restricted as to resale and does not have a readily available market. The cost and value of $9,000,000 at September 30, 2008 is 0.4% of net assets.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 was as follows:

Commercial Banks	52.3%
U.S. Government Agency Obligations	17.5
Asset Backed Securities	16.0
Financial Services	6.2
Machinery	5.3
Non-Captive Finance	4.6
Security Brokers & Dealers	2.7
Agricultural Operations	2.0
Wireless Equipment	2.0
Insurance	1.7
Commercial Services	1.2

111.5
Liabilities in excess of other assets	(11.5)

Net Assets	100.0%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	13

Statement of Assets and Liabilities

as of September 30, 2008

Assets
Investments, at amortized cost which approximates market value	$2,734,914,231
Cash	1,170
Receivable for Fund shares sold	94,665,481
Interest receivable	4,473,883
Prepaid expenses	80,690

Total assets	2,834,135,455

Liabilities
Payable for Fund shares reacquired	379,654,937
Dividends payable	1,282,657
Accrued expenses	229,253
Management fee payable	26,696
Deferred trustees’ fees	2,145
Affiliated transfer agent fee payable	222

Total liabilities	381,195,910

Net Assets	$2,452,939,545

Net assets were comprised of:
Shares of beneficial interest, at $.00001 par value	$24,529
Paid-in capital, in excess of par	2,452,915,016

Net assets, September 30, 2008	$2,452,939,545

Net asset value, offering price and redemption price per share ($2,452,939,545 ÷ 2,452,939,545 shares of beneficial interest issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended September 30, 2008

Net Investment Income
Income
Interest	$90,247,223

Expenses
Management fee	316,200
Reports to shareholders	331,000
Custodian’s fees and expenses	254,000
Trustees’ fees	64,000
Legal fees and expenses	39,000
Registration fees	24,000
Audit fee	19,000
Transfer agent’s fees and expenses (including affiliated expense of $17,600)	18,000
Interest expense (Note 5)	8,920
Insurance expense	1,000
Miscellaneous	19,018

Total expenses	1,094,138

Net investment income	89,153,085

Realized Gain On Investments
Net realized gain on investment transactions	86,269

Net Increase In Net Assets Resulting From Operations	$89,239,354

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	15

Statement of Changes in Net Assets

	Year Ended September 30, 2008	Year Ended September 30, 2007
Increase (Decrease) In Net Assets
Operations
Net investment income	$89,153,085	$119,525,726
Net realized gain on investment transactions	86,269	2,455

Net increase in net assets resulting from operations	89,239,354	119,528,181

Dividends and distributions (Note 1)	(89,239,354)	(119,528,181)

Fund share transactions (at $1 per share)
Net proceeds from shares sold	20,526,955,613	20,197,185,236
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	90,400,250	120,814,413
Cost of shares reacquired	(20,465,405,868)	(20,138,260,671)

Net increase in net assets from Fund share transactions	151,949,995	179,738,978

Total increase	151,949,995	179,738,978

Net Assets
Beginning of year	2,300,989,550	2,121,250,572

End of year	$2,452,939,545	$2,300,989,550

See Notes to Financial Statements.

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Notes to Financial Statements

Cash Accumulation Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. The Liquid Assets Fund (the “Fund”) is currently the only series of the Trust. Until November 2007, the Trust also had a second series, which has been liquidated. The Fund commenced investment operations on December 22, 1997. The investment objective of the Fund is current income to the extent consistent with the preservation of capital and liquidity. The Fund invests primarily in a portfolio of U.S. Government obligations, financial institution obligations and other high quality money market instruments maturing in thirteen months or less whose ratings are within the two highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of its financial statements.

Securities Valuations: Portfolio securities of the Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

The Fund may hold up to 10% of its net assets in illiquid securities. The Fund held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Such securities are valued pursuant to the valuation procedures noted above.

Cash Accumulation Trust/Liquid Assets Fund	17

Notes to Financial Statements

continued

Repurchase Agreements: In connection with transactions in repurchase agreements with the United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets, except for expenses that are charged directly at the fund level.

Federal Income Taxes: For federal income tax purposes, each fund in the Trust is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Fund declares daily dividends from net investment income and net realized short-term capital gains. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

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Note 2. Agreements

The Trust has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM furnishes investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Under the management agreement, PI is reimbursed by the Fund for its direct administrative costs and expenses, excluding overhead and profit incurred in providing services to the Fund, up to a maximum of .39% of the average daily net assets. For the year ended September 30, 2008 the management costs were .01% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Fund. No distribution or service fees are paid to PIMS as distributor of the Fund.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statements of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to brokers/dealers that clear mutual fund transactions through a national clearing system. For the year ended September 30, 2008, the Fund incurred approximately $700 in total networking fees, all of which were paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Cash Accumulation Trust/Liquid Assets Fund	19

Notes to Financial Statements

continued

Note 4. Distribution and Tax Information

For the years ended September 30, 2008 and 2007, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets of $89,239,354 and $119,528,181, respectively, were from ordinary income.

As of September 30, 2008, the accumulated earnings on a tax basis were $1,315,227 of ordinary income (includes timing differences of $1,282,657 for dividends payable).

The Fund utilized approximately $8,500 of its capital loss carryforwards (which represents the entire carryforward) to offset net taxable gains realized in the fiscal year ended September 30, 2008.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 5. Overdrafts

During the year ended September 30, 2008, the Fund paid interest to the custodian for temporary overdrawn balances. The average outstanding balance was $727,457 at a weighted average interest rate of 4.43%.

Note 6. New Accounting Pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements has not yet been determined.

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In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Note 7. Subsequent Events

On October 6, 2008, the Board of Trustees approved the participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) through December 18, 2008.

The Fund is responsible for payment of fees required to participate in the Program without regard to any waivers or expense limitation in effect for the Fund. The participation fee for the initial three-month term of the Program is 0.01% of the net asset value of the Fund as of September 19, 2008.

As a requirement of participation in the Program, the Fund has agreed to liquidate if its net asset value declines to below $0.995 (a “Guarantee Event”) if such Guarantee Event is not cured. The Program’s guarantee only applies to the lesser of the number of shares owned as of the close of business on September 19, 2008 and the number of shares owned when a Guarantee Event occurs.

Cash Accumulation Trust/Liquid Assets Fund	21

Financial Highlights

Year Ended September 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.04
Dividends and distributions to shareholders	(.04)

Net asset value, end of year	$1.00

Total Return:(a)	3.70%
Ratios/Supplemental Data:
Net assets, end of year (000)	$2,452,940
Average net assets (000)	$2,460,681
Ratios to average net assets:
Expenses	.04%
Net investment income	3.62%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported, and includes reinvestment of dividends and distributions. Total investment returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

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Year Ended September 30,
2007	2006	2005	2004

$1.00	$1.00	$1.00	$1.00

.05	.05	.03	.01
(.05)	(.05)	(.03)	(.01)

$1.00	$1.00	$1.00	$1.00

5.48%	4.77%	2.67%	1.00%

$2,300,990	$2,121,251	$900,129	$472,927
$2,227,810	$1,493,619	$679,599	$427,578

.03%	.05%	.13%	.23%
5.37%	4.89%	2.78%	1.02%

See Notes to Financial Statements.

Cash Accumulation Trust/Liquid Assets Fund	23

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Cash Accumulation Trust:

We have audited the accompanying statement of assets and liabilities of Liquid Assets Fund (constituting Cash Accumulation Trust, hereafter referred to as the “Fund”), including the portfolio of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

November 24, 2008

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Tax Information

(Unaudited)

We are required by the Internal Revenue Code to advise you within 60 days of the Fund’s fiscal year end (September 30, 2008) as to the federal tax status of dividends paid. Accordingly, we are advising you that in the fiscal year ended September 30, 2008, the Fund paid dividends from net investment income of $0.04 per share.

The fund designates 96.46% of the ordinary income dividends as interest related dividends (QII) under the American Jobs Creation Act of 2004.

For the purpose of preparing your annual federal income tax return, however, you should report the amounts as reflected on the appropriate IRS Form 1099-DIV and/or 1099 INT or substitute forms.

Cash Accumulation Trust/Liquid Assets Fund	25

MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members
Name, Address, Age Position(s) Portfolios Overseen (1)	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (56) Board Member Portfolios Overseen: 63

Managing Director (since April 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.

Director of Urstadt Biddle Properties (since September 2008)
Linda W. Bynoe (56) Board Member Portfolios Overseen: 63	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley Co (broker- dealer).

Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (banking) (since April 2006).

David E.A. Carson (74) Board Member Portfolios Overseen: 63	Director (since May 2008) of Liberty Bank; Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People’s Bank (1987 – 2000).	None.
Michael S. Hyland, CFA (63) Board Member Portfolios Overseen: 63

Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).

None.
Robert E. La Blanc (74) Board Member Portfolios Overseen: 63	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).

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Douglas H. McCorkindale (69) Board Member Portfolios Overseen: 63

Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).

Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (66) Board Member Portfolios Overseen: 63	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.
Richard A. Redeker (65) Board Member Portfolios Overseen: 63	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.
Robin B. Smith (69) Board Member & Independent Chair Portfolios Overseen: 63	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (65) Board Member Portfolios Overseen: 63

President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).

None.

Interested Board Members
Judy A. Rice (60) Board Member & President Portfolios Overseen: 63

President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.

None.

Cash Accumulation Trust/Liquid Assets Fund

Robert F. Gunia (61) Board Member & Vice President Portfolios Overseen: 147

Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.

Director (since May 1989) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

[1]	The year in which each individual joined the Fund’s Board is as follows:

Linda W. Bynoe, 2005; David E.A. Carson, 2003; Robert E. La Blanc, 1997; Douglas H. McCorkindale, 2003, Richard A. Redeker, 2003; Robin B. Smith, 1997; Stephen G. Stoneburn, 1997; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member since 2000 and President since 2003; Robert F. Gunia, Board Member since 1997 and Vice President since 1999.

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Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (55) Chief Legal Officer

Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (50) Secretary

Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (50) Assistant Secretary

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1999-2004).
John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1997-2005).
Andrew R. French (45) Assistant Secretary

Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (49) Chief Compliance Officer

Chief Compliance Officer of Prudential Investment Management, Inc. (PIM) (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Mutual Fund Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).

Cash Accumulation Trust/Liquid Assets Fund

Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer

Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer

Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (44) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes interested Board Members who also serve as President or Vice President.
[1]	The year in which each individual became an Officer of the Fund is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Kneirim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Noreen M. Fierro, 2006; Grace C. Torres, 1997; Peter Parrella, 2007; M. Sadiq Peshimam, 2006.

Explanatory Notes

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Portfolio Trust, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Cash Accumulation Trust oversees the management of Liquid Assets Fund (the “Fund”) and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three-, five- and ten-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Cash Accumulation Trust/Liquid Assets Fund

Approval of Advisory Agreements (continued)

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PIM. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PIM, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PIM, and also reviewed the qualifications, backgrounds and responsibilities of PIM’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s and PIM’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PI and PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PI and PIM. The Board noted that PIM is affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PIM, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PIM under the management and subadvisory agreements.

Performance of Liquid Assets Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper All Institutional Money Market Funds Performance Universe) was in the first quartile for all periods. The Board also considered that the Fund outperformed its Performance Universe Average for all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

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Fees and Expenses

The Board considered that because the Fund was operated by PI at cost, the Fund did not pay PI a management fee, but instead, paid PI for the costs incurred by PI in operating the Fund. The Board also noted that the Fund’s total expenses ranked in the Expense Group’s first quartile, and that the Fund’s total expenses were the lowest in the Expense Group. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Fund does not have a traditional management structure, because it is operated at cost. Accordingly, the Board determined that the Fund, which has extremely low expenses, benefits directly from any cost savings experienced by PI.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to the reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits

Cash Accumulation Trust/Liquid Assets Fund

Approval of Advisory Agreements (continued)

consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to the reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102-4077	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Cash Accumulation Trust/Liquid Assets Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q under the Cash Accumulation Trust name. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Cash Accumulation Trust/Liquid Assets Fund
NASDAQ	PLQXX
CUSIP	147541502

MF175E    IFS-A158265    Ed. 11/2008

Item 2 – Code of Ethics – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended September 30, 2008 and September 30, 2007, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $19,244 and $36,626, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2008 and 2007. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2008 and 2007 was $0 and $340,700, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cash Accumulation Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.